Income Taxes - Additional Information (Details) - United Kingdom	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Major Components Of Tax Expense Income [Line Items]
Corporation tax rate	19.00%	19.00%
From April 1, 2023
Major Components Of Tax Expense Income [Line Items]
Corporation tax rate	25.00%